Property and Equipment Used in Operations (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property and equipment used in operations
Total property and equipment	$ 251,146	$ 244,965	$ 213,616
Less accumulated depreciation	(109,260)	(105,844)	(94,662)
Property and equipment, net	141,886	139,121	118,954
Land and improvements
Property and equipment used in operations
Total property and equipment	31,635	27,586	28,193
Building and improvements
Property and equipment used in operations
Total property and equipment	116,267	115,888	109,248
Furniture, fixtures, and equipment
Property and equipment used in operations
Total property and equipment	102,740	101,288	76,088
Construction in progress
Property and equipment used in operations
Total property and equipment	$ 504	$ 203	$ 87